Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
10. Related Party Transactions
Beginning balance	$ 1,852,000	$ 3,472
New loans	3,636,000	4,189,000
Repayments	(2,801,000)	(5,809,000)
Ending balance	$ 2,687,000	$ 1,852,000